Note 21 - Decommissioning Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about decommissioning liability explanatory [text block]
	San Dimas	Santa Elena	La Encantada	San Martin	La Parrilla	Del Toro	La Guitarra	La Luz	Total
Balance at December 31, 2016	$—	$2,107	$2,753	$1,289	$1,930	$1,861	$1,110	$265	$11,315
Movements during the year:
Change in rehabilitation provision	—	356	210	1,028	823	445	458	—	3,320
Interest or accretion expense	—	176	235	116	166	159	83	—	935
Foreign exchange loss	—	91	119	55	83	80	41	37	506
Balance at December 31, 2017	$—	$2,730	$3,317	$2,488	$3,002	$2,545	$1,692	$302	$16,076
Movements during the year:
Acquired from Primero	4,095	—	—	—	—	—	—	—	4,095
Change in rehabilitation provision	4,092	(633)	3,122	—	—	—	—	—	6,581
Reclamation costs incurred	—	—	—	—	(2)	(259)	(203)	—	(464)
Interest or accretion expense	225	221	269	204	243	208	125	—	1,495
Foreign exchange loss	—	3	1	2	2	4	1	—	13
Balance at December 31, 2018	$8,412	$2,321	$6,709	$2,694	$3,245	$2,498	$1,615	$302	$27,796